Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.3%)
Communication Services (3.1%)
Walt Disney Co.	8,922,436	858,784
T-Mobile US Inc.	4,867,325	816,396
Comcast Corp. Class A	7,687,539	188,729
Verizon Communications Inc.	2,732,959	115,714
AT&T Inc.	1,858,872	38,479
		2,018,102
Consumer Discretionary (4.1%)
Dick's Sporting Goods Inc.	2,520,435	571,660
Industria de Diseno Textil SA	7,376,277	464,944
Home Depot Inc.	692,946	244,388
Lowe's Cos. Inc.	774,789	170,833
Travel & Leisure Co.	1,802,460	137,762
BorgWarner Inc. (XNYS)	2,051,380	136,212
Lear Corp.	999,024	133,929
Bath & Body Works Inc.	5,108,409	118,158
Domino's Pizza Inc.	396,876	117,491
Las Vegas Sands Corp.	2,543,482	117,483
TJX Cos. Inc.	605,279	91,700
McDonald's Corp.	330,718	89,396
Ralph Lauren Corp.	183,465	73,645
ADT Inc.	11,296,382	73,426
Williams-Sonoma Inc.	245,307	57,181
Signet Jewelers Ltd.	459,267	39,589
Royal Caribbean Cruises Ltd.	75,567	23,995
Gentex Corp.	240,151	6,069
H&R Block Inc.	157,388	5,993
Best Buy Co. Inc.	76,174	5,780
Tapestry Inc.	38,990	5,707
		2,685,341
Consumer Staples (8.2%)
Unilever plc ADR	13,851,721	832,766
Keurig Dr Pepper Inc.	23,819,467	779,611
Philip Morris International Inc.	3,889,187	703,593
Procter & Gamble Co.	3,114,410	456,697
Archer-Daniels-Midland Co.	5,955,631	455,010
Kimberly-Clark Corp.	3,259,048	357,746
Pernod Ricard SA	3,927,731	285,498
PepsiCo Inc.	2,098,274	284,106
Coca-Cola Co.	2,976,205	241,876
Constellation Brands Inc. Class A	1,433,591	199,398
Colgate-Palmolive Co.	2,165,072	198,494
Kroger Co.	2,356,650	130,865
Ingredion Inc.	1,182,095	111,956
Molson Coors Beverage Co. Class B	2,771,415	107,974
Walmart Inc.	938,560	106,301
Sysco Corp.	752,702	62,911
General Mills Inc.	653,425	22,739
Altria Group Inc.	254,011	18,276
Church & Dwight Co. Inc.	122,446	11,863
Albertsons Cos. Inc. Class A	781,197	10,570
		5,378,250
Energy (7.8%)
Diamondback Energy Inc.	6,914,307	1,215,397
Exxon Mobil Corp.	4,772,420	652,485
ConocoPhillips	6,011,915	624,999
Williams Cos. Inc.	8,025,095	596,586
Targa Resources Corp.	2,114,402	566,956
EQT Corp.	8,618,501	458,246
Chevron Corp.	1,255,613	208,130

	Shares	Market Value ($000)
Marathon Petroleum Corp.	807,716	206,509
EOG Resources Inc.	1,466,716	190,277
Occidental Petroleum Corp.	2,697,867	131,035
Matador Resources Co.	2,118,180	105,443
Magnolia Oil & Gas Corp. Class A	2,917,675	74,634
SLB Ltd.	685,520	31,870
Halliburton Co.	808,512	27,449
Range Resources Corp.	320,865	11,933
Weatherford International plc	126,161	10,282
NOV Inc.	347,896	6,453
		5,118,684
Financials (20.6%)
Bank of America Corp. (XNYS)	25,061,229	1,427,989
Huntington Bancshares Inc.	49,512,363	877,854
M&T Bank Corp.	3,582,947	852,777
JPMorgan Chase & Co. (XYNS)	2,315,166	757,823
American International Group Inc.	9,402,090	700,738
Marsh & McLennan Cos. Inc.	4,076,630	679,452
Capital One Financial Corp.	3,297,272	661,499
Progressive Corp.	2,507,097	547,675
Intercontinental Exchange Inc.	4,414,804	543,506
Charles Schwab Corp.	5,839,107	538,774
Nasdaq Inc.	6,445,382	508,025
Raymond James Financial Inc.	3,275,426	497,963
Visa Inc. Class A (XNYS)	1,433,231	491,727
Ares Management Corp. Class A	3,997,034	444,910
S&P Global Inc.	1,054,693	429,534
Regions Financial Corp.	13,948,102	421,233
Wells Fargo & Co.	4,566,402	377,367
Hartford Insurance Group Inc.	1,205,766	159,788
Ameriprise Financial Inc.	341,521	156,676
Synchrony Financial	2,035,406	154,793
PNC Financial Services Group Inc.	607,989	149,699
MGIC Investment Corp.	4,765,348	134,383
Essent Group Ltd.	2,055,819	132,148
Blackrock Inc.	135,737	130,519
Popular Inc.	776,053	127,412
Zions Bancorp NA	1,826,796	126,396
Goldman Sachs Group Inc. (XYNS)	119,464	120,822
Jackson Financial Inc. Class A	1,117,205	114,391
Southstate Bank Corp.	1,102,709	110,161
MetLife Inc.	1,234,970	104,491
MSCI Inc.	183,239	102,621
Everest Group Ltd.	282,375	100,873
Assured Guaranty Ltd.	1,217,164	97,568
Citigroup Inc. (XNYS)	645,539	90,350
Morgan Stanley	428,040	89,477
Commerce Bancshares Inc.	1,545,038	89,226
Unum Group	629,372	56,266
Voya Financial Inc.	604,475	54,723
Assurant Inc.	193,565	51,978
Citizens Financial Group Inc.	650,030	45,548
Truist Financial Corp.	616,945	30,736
Primerica Inc.	81,127	23,056
Prosperity Bancshares Inc.	307,585	22,463
Bank of New York Mellon Corp.	136,753	19,776
SEI Investments Co.	202,384	17,751
Western Alliance Bancorp	206,929	17,010
Pinnacle Financial Partners Inc.	139,558	14,079
Bank OZK	227,350	11,843
American Financial Group Inc.	80,676	11,290
FNB Corp.	435,227	8,304
Aflac Inc.	70,388	8,253
SLM Corp.	243,240	6,310
Chubb Ltd.	17,656	6,016
Hancock Whitney Corp.	79,281	5,924
		13,461,966

		Shares	Market Value ($000)
Health Care (15.5%)
	Merck & Co. Inc.	12,367,541	1,589,229
	Johnson & Johnson	5,878,034	1,492,844
	Elevance Health Inc. (XNYS)	2,046,234	791,340
	Gilead Sciences Inc.	6,130,751	774,559
	CVS Health Corp.	6,245,709	646,119
	Cardinal Health Inc.	2,636,282	626,275
	AstraZeneca plc ADR	2,751,118	521,667
	Roche Holding AG	1,121,467	461,020
	Eli Lilly & Co.	380,633	456,543
	Becton Dickinson & Co.	2,901,351	439,061
	Zoetis Inc.	6,106,220	438,793
	Pfizer Inc.	13,578,486	326,970
	Danaher Corp.	1,676,136	319,270
	AbbVie Inc.	1,143,096	287,649
	Abbott Laboratories	2,932,281	266,075
	Bristol-Myers Squibb Co.	4,146,327	238,911
	UnitedHealth Group Inc.	518,047	215,316
	Cigna Group	697,243	192,216
	Amgen Inc.	161,901	58,628
	Medtronic plc	176,320	13,793
			10,156,278
Industrials (10.2%)
	Automatic Data Processing Inc.	3,025,513	677,564
	Ferguson Enterprises Inc.	2,740,345	650,366
	L3Harris Technologies Inc.	1,810,361	526,073
	Eaton Corp. plc	1,210,291	515,729
	Sunbelt Rentals Holdings Inc.	6,234,008	454,761
	Emerson Electric Co.	3,131,087	448,215
	PACCAR Inc.	3,593,222	431,618
	Caterpillar Inc. (XNYS)	337,209	359,094
*	Honeywell Aerospace Inc.	1,538,973	340,236
	Cummins Inc.	293,248	209,147
	General Dynamics Corp.	565,848	200,446
[1]	Owens Corning	1,128,227	179,343
	Honeywell International Inc.	771,733	172,791
	Masco Corp.	2,012,684	163,772
	Oshkosh Corp.	964,706	148,063
	Otis Worldwide Corp.	2,015,026	144,276
	Ryder System Inc.	525,516	138,615
	RTX Corp.	679,048	128,836
	Northrop Grumman Corp.	241,149	122,820
	SS&C Technologies Holdings Inc.	1,933,361	119,965
	A O Smith Corp.	1,552,671	97,383
	Waste Management Inc.	352,799	78,632
	Lockheed Martin Corp.	145,620	74,188
	FedEx Corp.	183,146	57,348
	Booz Allen Hamilton Holding Corp.	917,864	55,687
	Allegion plc	383,476	53,874
	Genpact Ltd.	1,946,034	53,516
	Union Pacific Corp.	156,608	42,597
	Illinois Tool Works Inc.	102,912	27,835
	Toro Co.	165,662	16,139
			6,688,929
Information Technology (16.5%)
	Broadcom Inc.	13,912,358	5,255,393
	Cisco Systems Inc.	8,127,465	954,652
	TE Connectivity plc	4,037,939	814,089
	Microsoft Corp.	1,791,380	668,221
	NXP Semiconductors NV	1,916,263	538,527
	NVIDIA Corp.	2,183,765	436,949
	Roper Technologies Inc.	1,086,072	367,516
	QUALCOMM Inc.	1,659,408	306,642
	NetApp Inc. (XNGS)	1,974,705	305,605
	KLA Corp.	541,948	163,511
	Accenture plc Class A	1,219,752	151,786
	Oracle Corp.	951,960	139,510
	HP Inc.	6,331,030	138,903
	International Business Machines Corp.	446,541	125,572

		Shares	Market Value ($000)
	Texas Instruments Inc.	409,460	122,048
	Intuit Inc.	415,409	108,422
	Amdocs Ltd.	1,144,453	57,841
	Analog Devices Inc.	138,795	55,125
	Dell Technologies Inc. Class C	92,661	39,979
	Kulicke & Soffa Industries Inc.	89,811	12,013
	Clear Secure Inc. Class A	165,600	9,229
[1]	Skyworks Solutions Inc.	92,575	6,277
			10,777,810
Materials (3.6%)
	Anglo American plc	12,522,803	614,274
	Avery Dennison Corp.	3,489,710	566,554
	PPG Industries Inc.	4,140,494	502,201
	Reliance Inc.	382,846	143,031
	Linde plc	273,020	141,681
	CF Industries Holdings Inc.	935,654	101,294
	Newmont Corp. (XNYS)	977,927	91,338
	Eastman Chemical Co.	904,461	60,581
	NewMarket Corp.	50,362	39,848
	CRH plc	294,793	31,543
	RPM International Inc.	269,047	29,905
			2,322,250
Real Estate (2.2%)
	Crown Castle Inc.	8,132,665	615,887
	Sun Communities Inc.	3,724,582	446,615
	Weyerhaeuser Co.	16,201,232	387,857
			1,450,359
Utilities (6.5%)
	American Electric Power Co. Inc.	5,063,436	692,729
	American Water Works Co. Inc.	4,207,566	553,632
	Sempra	5,463,158	506,489
	Dominion Energy Inc.	6,711,877	458,354
	PPL Corp.	12,062,136	438,459
	Atmos Energy Corp.	2,387,231	411,248
	Duke Energy Corp.	1,659,502	210,060
	Edison International	2,157,894	160,655
	Public Service Enterprise Group Inc.	1,902,359	154,395
	NextEra Energy Inc.	1,520,420	133,447
	Exelon Corp.	2,743,735	127,913
[1]	National Fuel Gas Co.	1,563,042	120,682
	PG&E Corp.	7,134,848	120,008
	DTE Energy Co.	359,674	54,804
	UGI Corp.	1,365,112	47,151
	CMS Energy Corp.	343,235	26,258
	NRG Energy Inc.	138,473	20,225
	Eversource Energy	253,592	18,327
			4,254,836
Total Common Stocks (Cost $48,772,678)			64,312,805
Temporary Cash Investments (1.6%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund, 3.682%	5,002,395	500,190
		Face Amount ($000)
Repurchase Agreements (0.9%)
	Goldman Sachs & Co. 3.650%, 7/1/2026 (Dated 6/30/2026, Repurchase Value $159,816, collateralized by U.S. Government Agency Obligations 3.000%–6.500%, 7/20/2034–9/20/2073, with a value of $162,996)	159,800	159,800
	NatWest Markets plc 3.640%, 7/1/2026 (Dated 6/30/2026, Repurchase Value $213,322, collateralized by U.S. Treasury Obligations 2.875%–4.250%, 2/15/2028–11/30/2030, with a value of $217,566)	213,300	213,300

	Face Amount ($000)	Market Value ($000)
Nomura International plc 3.640%, 7/1/2026 (Dated 6/30/2026, Repurchase Value $194,720, collateralized by U.S. Treasury Obligations 0.625%–4.375%, 11/30/2027–2/15/2052, with a value of $198,594)	194,700	194,700
		567,800
Total Temporary Cash Investments (Cost $1,067,933)		1,067,990
Total Investments (99.9%) (Cost $49,840,611)		65,380,795
Other Assets and Liabilities—Net (0.1%)		63,926
Net Assets (100%)		65,444,721
Cost is in $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,094.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,182 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	1,469	554,419	3,217

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American International Group Inc.	5/5/2028	JPMC	20,410	(4.276)	—	(180)
Elevance Health Inc.	5/5/2028	JPMC	146,896	(4.276)	—	(9,449)
NetApp Inc.	5/5/2028	JPMC	178,301	(3.876)	—	(13,550)
NetApp Inc.	12/10/2029	CITNA	206,837	(4.275)	—	(8,056)
Raymond James Financial Inc.	5/5/2028	JPMC	12,237	(3.623)	—	(560)
					—	(31,795)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,032,308	2,280,497	—	64,312,805
Temporary Cash Investments	500,190	567,800	—	1,067,990
Total	62,532,498	2,848,297	—	65,380,795

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,217	—	—	3,217
Liabilities
Swap Contracts	—	(31,795)	—	(31,795)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.